COMMITMENTS (Narrative) (Details)	6 Months Ended
Jun. 30, 2019
Loss Contingencies [Line Items]
Lease expire	Dec. 31, 2020
Vehicle Lease [Member]
Loss Contingencies [Line Items]
Operating lease agreements period	3 years